HELD FOR SALE - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Real Estate
Disclosure of financial assets [line items]
Number of properties	11
Toronto office property | Real Estate
Disclosure of financial assets [line items]
Gross proceeds from assets sold	$ 660
Chilean electricity transmission operations | Infrastructure
Disclosure of financial assets [line items]
Gross proceeds from assets sold	$ 1,300